Harbor Long-Term Growers ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Harbor Long-Term Growers ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	14.48%	31.35%	52.42%